Debt (Details Narrative) - MiX Telematics Limited [Member] $ in Thousands, R in Millions		12 Months Ended
		Mar. 31, 2024 USD ($)	Mar. 31, 2024 ZAR (R)	Mar. 13, 2024 USD ($)	Mar. 07, 2024 USD ($)	Mar. 31, 2023 USD ($)	Nov. 15, 2022 ZAR (R)
Line of Credit Facility [Line Items]
Line of credit, current		$ 20,158				$ 15,253
Bank overdraftt, current		19,500
Book over draft current		600
Debt Instrument, Face Amount				$ 85,000	$ 85,000
Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		$ 19,000	R 350
Debt instrument interest rate effective percentage		0.75%	0.75%
Standard Bank Limited [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		11.75%	11.75%			11.25%
Standard Bank Limited [Member] | General Committed Banking Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument percentage deducted from interest rate	[1]	1.50%	1.50%
Standard Bank Limited [Member] | CFC Overdraft Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		$ 3,700					R 70
Debt instrument percentage deducted from interest rate	[1]	1.20%	1.20%			1.20%
Long-Term Line of Credit		$ 1,000
Standard Bank Limited [Member] | CFC Overdraft Facility [Member] | Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Percentage		1.50%
Investec Limited [Member] | General Committed Banking Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		$ 19,000	R 350
Line of Credit Facility, Commitment Fee Percentage		30.00%
Debt instrument percentage deducted from interest rate	[1]					1.50%
Investec Limited [Member] | General Uncommitted Banking Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		$ 10,000
Line of Credit Facility, Commitment Fee Percentage		10.00%
Investec Limited [Member] | General Committed Banking Facility One [Member]
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity		$ 18,500
One Facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount					42,500
Two Facility [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Face Amount					$ 42,500

[1]	South African prime interest rate